Financial instruments (Tables)	12 Months Ended
Mar. 31, 2020
Statement [LineItems]
Carrying Value and Fair Value of Financial Instruments by Class
The carrying value and fair value of financial instruments by class as at March 31, 2020 are as follows:
Financial assets

	Financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Total carrying value	Total fair value
Cash and cash equivalents	$96,929	$—	$—	$96,929	$96,929
Investment in fixed deposits	43,030	—	—	43,030	43,030
Investments in marketable securities and mutual funds	—	162,746	—	162,746	162,746
Trade receivables	89,772	—	—	89,772	89,772
Unbilled revenue (1)	57,078	—	—	57,078	57,078
Funds held for clients	15,833	—	—	15,833	15,833
Prepayments and other assets (2)	6,431	—	—	6,431	6,431
Other non-current assets (3)	9,925	—	—	9,925	9,925
Derivative assets	—	2,187	13,106	15,293	15,293

Total carrying value	$318,998	$164,933	$13,106	$497,037	$497,037

Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at FVTPL	Financial liabilities at FVOCI	Total carrying value	Total fair V alue
Trade payables	$29,333	$—	$—	$29,333	$29,333
Long-term debt (includes current portion) (4)	33,600	—	—	33,600	33,600
Other employee obligations (5)	70,170	—	—	70,170	70,170
Provision and accrued expenses	28,983	—	—	28,983	28,983
Lease liabilities	178,892	—	—	178,892	178,892
Other liabilities (6)	1,197	—	—	1,197	1,197
Derivative liabilities	—	4,710	8,745	13,455	13,455

Total carrying value	$342,175	$4,710	$8,745	$355,630	$355,630

Notes:

(1)	Excluding non-financial assets $905.
(2)	Excluding non-financial assets $15,568.
(3)	Excluding non-financial assets $26,027.
(4)	Excluding non-financial asset (unamortized debt issuance cost) $178.
(5)	Excluding non-financial liabilities $19,686.
(6)	Excluding non-financial liabilities $6,360.
The carrying value and fair value of financial instruments by class as at March 31, 2019 are as follows:
Financial assets

	Financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Total carrying value	Total fair Value
Cash and cash equivalents	$85,444	$—	$—	$85,444	$85,444
Investment in fixed deposits	15,907	—	—	15,907	15,907
Investments in marketable securities and mutual funds	—	134,493	—	134,493	134,493
Trade receivables	73,872	—	—	73,872	73,872
Unbilled revenue (1)	65,295	—	—	65,295	65,295
Funds held for clients	7,063	—	—	7,063	7,063
Prepayments and other assets (2)	5,375	—	—	5,375	5,375
Other non-current assets (3)	9,308	—	—	9,308	9,308
Derivative assets	—	2,077	17,004	19,081	19,081

Total carrying value	$262,264	$136,570	$17,004	$415,838	$415,838

Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at FVTPL	Financial liabilities at FVOCI	Total carrying value	Total fair Value
Trade payables	$17,831	$—	$—	$17,831	$17,831
Long-term debt (includes current portion) (4)	61,800	—	—	61,800	61,800
Other employee obligations (5)	63,129	—	—	63,129	63,129
Provision and accrued expenses	27,619	—	—	27,619	27,619
Other liabilities (6)	2,288	3,197	—	5,485	5,485
Derivative liabilities	—	307	2,096	2,403	2,403

Total carrying value	$172,667	$3,504	$2,096	$178,267	$178,267

Notes:

(1)	Excluding non-financial assets $1,457.
(2)	Excluding non-financial assets $11,408.
(3)	Excluding non-financial assets $34,931.
(4)	Excluding non-financial asset (unamortized debt issuance cost) $409.
(5)	Excluding non-financial liabilities $16,240.
(6)	Excluding non-financial liabilities $13,768.

Financial Assets and Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements or Similar Agreements
Financial assets and liabilities subject to offsetting, enforceable master netting arrangements or similar agreements as at March 31, 2020 are as follows:

Description of types of financial assets	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial Instruments	Cash collateral received
Derivative assets	$15,293	$—	$15,293	$(7,040)	$—	$8,253

Total	$15,293	$—	$15,293	$(7,040)	$—	$8,253

Description of types of financial liabilities	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral pledged
Derivative liabilities	$13,455	$—	$13,455	$(7,040)	$—	$6,415

Total	$13,455	$—	$13,455	$(7,040)	$—	$6,415

Financial assets and liabilities subject to offsetting, enforceable master netting arrangements or similar agreements as at March 31, 2019 are as follows:

Description of types of financial assets	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial Instruments	Cash collateral received
Derivative assets	$19,081	$—	$19,081	$(2,045)	$—	$17,036

Total	$19,081	$—	$19,081	$(2,045)	$—	$17,036

Description of types of financial liabilities	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial Instruments	Cash collateral pledged
Derivative liabilities	$2,403	$—	$2,403	$(2,045)	$—	$358

Total	$2,403	$—	$2,403	$(2,045)	$—	$358

Assets and Liabilities Measured at Fair Value on Recurring Basis	The assets and liabilities measured at fair value on a recurring basis as at March 31, 2020 are as follows:-

		Fair value measurement at reporting date using
Description	March 31, 2020	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Financial assets at FVTPL
Foreign exchange contracts	$2,187	$—	$2,187	$—
Investments in marketable securities and mutual funds	162,746	162,388	358	—
Financial assets at FVOCI
Foreign exchange contracts	13,106	—	13,106	—

Total assets	$178,039	$162,388	$15,651	$—

Liabilities
Financial liabilities at FVTPL
Foreign exchange contracts	$4,710	$—	$4,710	$—
Financial liabilities at FVOCI			—
Foreign exchange contracts	8,106	—	8,106	—
Interest rate swap s	639	—	639	—

Total liabilities	$13,455	$—	$13,455	$—

The assets and liabilities measured at fair value on a recurring basis as at March 31, 2019 are as follows:-

		Fair value measurement at reporting date using
Description	March 31, 2019	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Financial assets at FVTPL
Foreign exchange contracts	$2,077	$—	$2,077	$—
Investments in marketable securities and mutual funds	134,493	134,047	446	—
Financial assets at FVOCI
Foreign exchange contracts	16,611	—	16,611	—
Interest rate swaps	392	—	392	—

Total assets	$153,573	$134,047	$19,526	$—

Liabilities
Financial liabilities at FVTPL
Foreign exchange contracts	$308	$—	$308	$—
Contingent consideration	3,197	—	—	3,197
Financial liabilities at FVOCI
Foreign exchange contracts	2,095	—	2,095	—

Total liabilities	$5,600	$—	$2,403	$3,197

Summary of Contingent Consideration Categorized Under Level 3 Fair Value Measurement
The movement in contingent consideration categorized under Level 3 fair value measurement is given below:

	For the year ended
	March 31, 2020	March 31, 2019
Balance at the beginning of the year	$3,197	$11,388
Additions	—	—
Payouts	(3,279)	(8,456)
Gain recognized in the consolidated statement of income	—	—
Finance expense recognized in the consolidated statement of income	82	265

Balance at the end of the year	$—	$3,197

Notional Values of Outstanding Foreign Exchange Forward Contracts, Foreign Exchange Option Contracts and Interest Rate Swap Contracts
The following table presents the notional values of outstanding foreign exchange forward contracts, foreign exchange option contracts and interest rate swap contracts:

	As at
	March 31, 2020	March 31, 2019
Forward contracts (Sell)
In US dollars	$263,092	$230,292
In pound sterling	105,677	134,077
In Euro	37,843	34,251
In Australian dollars	35,287	43,271
Others	17,420	2,866

	$459,319	$444,757

Option contracts (Sell)
In US dollars	$149,501	$134,060
In pound sterling	98,381	122,377
In Euro	39,038	32,226
In Australian dollars	40,922	42,106
Others	—	—

	$327,842	$330,769

Interest rate swap contracts
In US dollars	33,600	61,800

Gain/(Loss) Reclassified from Other Comprehensive Income into Consolidated Statement of Income
The amount of gain/ (loss) reclassified from other comprehensive income into consolidated statement of income in respective line items for the years ended March 31, 2020, 2019 and 2018 are as follows:

	Year ended March 31,
	2020	2019	2018
Revenue	$12,695	66	$11,231
Foreign exchange gain, net	543	(2)	15,766
Finance expense	171	422	(561)
Income tax related to amounts reclassified into consolidated statement of income	(1,947)	(577)	(9,965)

Total	$11,462	(91)	$16,471

Percentage of Revenue Generated from Top Customer and Top Five Customers
The following table gives details in respect of the percentage of revenue generated from the Company’s top customer and top five customers:

	Year Ended March 31,
	2020	2019	2018
Revenue from top customer	6.9%	6.9%	6.8%
Revenue from top five customers	25.1%	27.1%	29.4%

Contractual Maturities of Financial Liabilities
The contractual maturities of financial liabilities are as follows:

	As at March 31, 2020
	Less than 1 Year	1-2 years	2-5 years	Total
Long-term debt (includes current portion) (1)	$16,800	$16,800	$—	$33,600
Trade payables	29,333	—	—	29,333
Provision and accrued expenses	28,983	—	—	28,983
Other liabilities	1,197	—	—	1,197
Other employee obligations	70,170	—	—	70,170
Derivative financial instruments	9,575	3,880	—	13,455

Total (2)(3)	$156,058	$20,680	$—	$176,738

Notes:

(1)	Before netting off debt issuance cost of $178.
(2)	For contractual maturities of lease liabilities refer note 13.
(3)	Non-financial liabilities are explained in the financial instruments categories table above.

	As at March 31, 2019
	Less than 1 Year	1-2 years	2-5 years	Total
Long-term debt (includes current portion) (1)	$28,200	$16,800	$16,800	$61,800
Trade payables	17,831	—	—	17,831
Provision and accrued expenses	27,619	—	—	27,619
Other liabilities	5,485	—	—	5,485
Other employee obligations	63,129	—	—	63,129
Derivative financial instruments	2,096	307	—	2,403

Total (2)	$144,360	$17,107	$16,800	$178,267

Notes:

(1)	Before netting off debt issuance cost of $409.
(2)	Non-financial liabilities are explained in the financial instruments categories table above.

Summary of Net Cash Position
The balanced view of liquidity and financial indebtedness is stated in the table below. This calculation of the net cash position is used by the management:

	As at
	March 31, 2020	March 31, 2019
Cash and cash equivalents	$96,929	$85,444
Investments	205,776	150,400
Long-term debt (includes current portion) (1)	(33,600)	(61,800)

Net cash position	$269,105	$174,044

Note:

(1)	Before netting off debt issuance cost of $178 and $409 as at March 31, 2020 and March 31, 2019, respectively.

Currency risk [member]
Statement [LineItems]
Foreign Currency Risk from Non-derivative Financial Instruments
The foreign currency risk from
non-derivative
financial instruments as at March 31, 2020 is as follows:

	As at March 31, 2020
	US Dollar	Pound Sterling	Indian Rupees	Australian Dollar	Euro	Other currencies	Total
Cash and cash equivalents	$2,180	712	—	44	1,056	387	$4,379
Investment s	403	—	—	—	—	—	403
Trade receivables	88,520	34,029	2,581	11,389	11,188	2,877	150,584
Unbilled revenue	3,899	3,651	—	74	4,200	502	12,325
Prepayments and other current assets	364	177	54	4	104	27	730
Other non-current assets	3	—	—	—	181	16	200
Trade payables	(31,203)	(70,745)	(6,367)	(4,640)	(13,266)	(1,064)	(127,285)
Provisions and accrued expenses	(4,456)	(907)	7	—	(695)	(20)	(6,070)
Pension and other employee obligations	(4,055)	(92)	—	—	(38)	(217)	(4,402)
Lease liabilities	—	—	—	—	(7,573)	(27)	(7,600)
Other liabilities	(1)	(7)	—	—	—	(1)	(9)

Net assets/ (liabilities)	$55,654	(33,182)	(3,725)	6,871	(4,843)	2,480	$23,255

The foreign currency risk from
non-derivative
financial instruments as at March 31, 2019 is as follows:

	As at March 31, 2019
	US Dollar	Pound Sterling	Indian Rupees	Australian Dollar	Euro	Other currencies	Total
Cash and cash equivalents	$1,204	263	—	2,864	528	214	$5,073
Trade receivables	100,713	48,198	3,629	17,107	12,459	3,395	185,501
Unbilled revenue	4,576	3,553	—	3,221	5,778	532	17,660
Prepayments and other current assets	522	311	2	82	85	16	1,018
Other non-current assets	4	—	—	—	—	15	19
Trade payables	(28,704)	(63,467)	(8,332)	(9,059)	(10,265)	(596)	(120,423)
Provisions and accrued expenses	(2,924)	(210)	(217)	(1,069)	(477)	(72)	(4,969)
Pension and other employee obligations	(127)	—	—	—	(28)	(177)	(332)
Other liabilities	(2)	(7)	—	—	—	(1)	(10)

Net assets/ (liabilities)	$75,262	(11,359)	(4,918)	13,146	8,080	3,326	$83,537